CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
CONCENTRATION OF CREDIT RISK
Schedule of concentration of customers

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Customer A	951,328	1,900,540	2,576,662
Customer B	1,387,685	2,027,548	2,161,444

Accounts receivable
CONCENTRATION OF CREDIT RISK
Schedule of concentration of customers

	As of December 31,
	2022	2023
	RMB	RMB
Customer C	41,574	53,626
Customer D	33,150	40,749